JPMorgan Small Cap Equity Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	3.98%	5.83%	7.84%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.34%	3.17%	5.74%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.43%	4.32%	5.99%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	8.19%	6.46%	8.00%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.01%	7.27%	8.72%